STOCK-BASED COMPENSATION (Details 1) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Sep. 30, 2018	Sep. 30, 2007
Exercise price (US$)		$ 16.5
Average risk-free interest rate		1.94%
Expected option life (year)			5 years
Volatility rate		52.40%
Dividend yield		0.00%
Tranche 7 [Member]
Exercise price (US$)		$ 25.5
Average risk-free interest rate		0.40%
Expected option life (year)			3 years
Volatility rate		90.30%
Dividend yield		0.00%
Tranche 8 [Member]
Exercise price (US$)		$ 14.4
Average risk-free interest rate		0.37%
Expected option life (year)			3 years
Volatility rate		86.32%
Dividend yield		0.00%
Tranche 9 [Member]
Exercise price (US$)		$ 12.7
Average risk-free interest rate		0.76%
Expected option life (year)			3 years
Volatility rate		79.20%
Dividend yield		0.00%
Tranche 10 [Member]
Exercise price (US$)		$ 14.8
Average risk-free interest rate		1.07%
Expected option life (year)			3 years
Volatility rate		79.67%
Dividend yield		0.00%
Tranche 11 [Member]
Exercise price (US$)		$ 13.8
Average risk-free interest rate		1.73%
Expected option life (year)			5 years
Volatility rate		80.72%
Dividend yield		0.00%
Tranche 12 [Member]
Exercise price (US$)		$ 20.5
Average risk-free interest rate		1.79%
Expected option life (year)			10 years
Volatility rate		69.27%
Dividend yield		0.00%
Tranche 13 [Member]
Exercise price (US$)		$ 16.5
Average risk-free interest rate		1.75%
Expected option life (year)			10 years
Volatility rate		69.92%
Dividend yield		0.00%
Tranche 14 [Member]
Exercise price (US$)		$ 20.0
Average risk-free interest rate		1.55%
Expected option life (year)			10 years
Volatility rate		65.37%
Dividend yield		0.00%
Tranche 15 [Member]
Exercise price (US$)	$ 20.7	$ 20.7
Average risk-free interest rate		1.94%
Expected option life (year)			5 years
Volatility rate		63.87%
Dividend yield		0.00%
Tranche 17 [Member]
Exercise price (US$)		$ 8.0
Average risk-free interest rate		2.26%
Expected option life (year)		5 days
Volatility rate		63.20%
Dividend yield		0.00%
Tranche 18 [Member]
Exercise price (US$)		$ 9.1
Average risk-free interest rate		2.25%
Expected option life (year)		5 days
Volatility rate		64.60%
Dividend yield		0.00%
Tranche 19 [Member]
Exercise price (US$)		$ 8.2
Average risk-free interest rate		2.58%
Expected option life (year)		5 days
Volatility rate		68.20%
Dividend yield		0.00%